Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 41.3%	Shares	Value
Aerospace & Defense - 3.4%
Airbus SE	1,059	$196,230
Lockheed Martin Corp.	614	371,096
Northrop Grumman Corp. (a)	700	477,568
		1,044,894

Agriculture - 1.0%
Archer-Daniels-Midland Co.	4,100	298,029

Auto Manufacturers - 0.5%
Tesla, Inc. (b)	434	161,339

Beverages - 2.0%
Fomento Economico Mexicano SAB de CV - ADR	2,711	301,083
PepsiCo, Inc.	1,961	304,524
		605,607

Biotechnology - 1.5%
Corteva, Inc. (a)	5,638	471,957

Building Materials - 1.6%
Martin Marietta Materials, Inc.	411	241,947
Vulcan Materials Co.	859	233,906
		475,853

Chemicals - 0.9%
Nutrien Ltd.	3,708	279,806

Commercial Services - 0.4%
United Rentals, Inc.	154	112,198

Computers - 1.3%
Apple, Inc.	1,365	346,424
Fortinet, Inc. (b)	553	45,191
		391,615

Electric - 2.1%
NextEra Energy, Inc.	3,676	341,427
Sempra	2,974	288,983
		630,410

Healthcare - Products - 1.0%
Edwards Lifesciences Corp. (b)	3,852	308,468

Home Builders - 0.1%
D.R. Horton, Inc.	254	34,854

Insurance - 0.7%
Arch Capital Group Ltd. (b)	2,198	210,986

Iron & Steel - 2.1%
Nucor Corp.	1,568	265,149
Vale SA - ADR	24,200	385,022
		650,171

Machinery - Diversified - 1.5%
Deere & Co.	797	448,950

Metal Fabricate & Hardware - 1.0%
Tenaris SA - ADR	5,206	302,885

Mining - 4.1%
BHP Group Ltd. - ADR	4,779	347,624
Newmont Corp.	4,062	439,712
Rio Tinto PLC - ADR	4,890	456,188
		1,243,524

Oil & Gas - 3.9%
Chevron Corp.	1,680	347,592
Equinor ASA - ADR	9,108	384,358
Suncor Energy, Inc.	7,002	462,902
		1,194,852

Pharmaceuticals - 1.7%
Eli Lilly & Co.	225	206,948
Merck & Co., Inc.	2,514	302,409
		509,357

Pipelines - 0.8%
Cheniere Energy, Inc.	856	242,899

Retail - 0.9%
Yum! Brands, Inc.	1,873	291,214

Semiconductors - 5.4%
Advanced Micro Devices, Inc. (b)	943	191,834
ASML Holding NV	202	266,808
Microchip Technology, Inc.	2,343	151,381
Micron Technology, Inc.	1,419	479,395
NVIDIA Corp. (a)	3,175	553,720
		1,643,138

Software - 0.1%
Snowflake, Inc. - Class A (b)	268	40,420

Telecommunications - 2.0%
Cisco Systems, Inc.	7,784	603,961

Transportation - 1.3%
Canadian Pacific Kansas City Ltd.	2,470	194,290
Old Dominion Freight Line, Inc.	1,124	219,630
		413,920
TOTAL COMMON STOCKS (Cost $10,764,934)		12,611,307

REAL ESTATE INVESTMENT TRUSTS - 0.8%
Public Storage, Inc.	881	238,645
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $265,454)		238,645

EXCHANGE TRADED FUNDS - 0.2%
iShares Ethereum Trust ETF (b)	3,359	53,173
TOTAL EXCHANGE TRADED FUNDS (Cost $58,904)		53,173

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 36.1%
First American Government Obligations Fund - Class X, 3.58% (c)(d)	11,015,575	11,015,575
TOTAL MONEY MARKET FUNDS (Cost $11,015,575)		11,015,575

TOTAL INVESTMENTS - 78.4% (Cost $22,104,867)		23,918,700
Other Assets in Excess of Liabilities - 21.6%		6,573,410
TOTAL NET ASSETS - 100.0%		$30,492,110

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of securities committed as collateral as of March 31, 2026 was $981,509.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Securities Sold Short
March 31, 2026 (Unaudited)

COMMON STOCKS - (9.3)%	Shares	Value
Beverages - (0.7)%
Constellation Brands, Inc. - Class A	(1,460)	$(219,000)

Commercial Services - (0.8)%
Automatic Data Processing, Inc.	(1,239)	(251,740)

Food - (1.8)%
Conagra Brands, Inc.	(11,304)	(177,699)
General Mills, Inc.	(4,844)	(180,294)
Kraft Heinz Co.	(8,794)	(197,777)
		(555,770)

Healthcare - Products - (1.6)%
Abbott Laboratories	(2,371)	(243,431)
Agilent Technologies, Inc.	(1,124)	(128,113)
Zimmer Biomet Holdings, Inc.	(1,221)	(110,403)
		(481,947)

Healthcare - Services - (0.1)%
Elevance Health, Inc.	(127)	(37,179)

Home Furnishings - (0.9)%
Sony Group Corp. - ADR	(12,814)	(265,250)

Media - (0.4)%
Comcast Corp. - Class A	(3,636)	(104,389)
Versant Media Group, Inc.	(1)	(30)
		(104,419)

Pharmaceuticals - (1.4)%
Sanofi SA - ADR	(2,867)	(138,132)
Zoetis, Inc.	(2,534)	(299,544)
		(437,676)

Software - (1.5)%
Paychex, Inc.	(2,590)	(238,591)
Roper Technologies, Inc.	(648)	(229,301)
		(467,892)

Water - (0.1)%
American Water Works Co., Inc.	(104)	(14,153)
TOTAL COMMON STOCKS (Proceeds $3,499,293)		(2,835,026)

REAL ESTATE INVESTMENT TRUSTS - (0.5)%
Crown Castle, Inc.	(1,742)	(141,642)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $155,029)		(141,642)

TOTAL SECURITIES SOLD SHORT (Proceeds $3,654,322)		$(2,976,668)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Futures Contracts
March 31, 2026 (Unaudited)

The Cambria Chesapeake Pure Trend ETF & Cambria Chesapeake Cayman Subsidiary had the following futures contracts outstanding with StoneX Financial, Inc.:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Secured Overnight Financing Rate	50	12/19/2028	$12,066,250	$(19,401)
Arabica Coffee (a)	5	05/18/2026	559,406	724
Australian Dollar/U.S. Dollar Cross Currency Rate	29	06/15/2026	1,995,925	(33,879)
British Pound/U.S. Dollar Cross Currency Rate	19	06/15/2026	1,570,588	(3,069)
Canadian 10 Year Government Bonds	11	06/19/2026	945,942	(16,127)
Copper (a)	5	05/27/2026	701,750	(53,586)
WTI Crude Oil (a)	5	04/21/2026	506,900	29,928
Crude Palm Oil (a)	31	06/15/2026	924,105	56,219
Crude Soybean Oil (a)	12	05/14/2026	495,936	61,174
Feeder Cattle (a)	8	05/21/2026	1,465,900	65,659
Gold (a)	5	06/26/2026	2,339,300	75,577
Lean Hogs (a)	21	06/12/2026	882,420	(18,587)
Live Cattle (a)	21	06/30/2026	2,043,510	95,722
London Metal Exchange - Aluminum (a)	17	06/17/2026	1,479,910	151,396
London Metal Exchange - Lead (a)	1	06/17/2026	47,422	(312)
London Metal Exchange - Nickel (a)	5	06/17/2026	512,580	(9,033)
London Metal Exchange - Tin (a)	3	06/17/2026	701,505	(46,752)
London Metal Exchange - Zinc (a)	5	06/17/2026	405,375	(9,357)
Low Sulphur Gas Oil (a)	6	05/12/2026	743,550	29,377
Dutch Title Transfer Facility Natural Gas (a)	5	04/29/2026	217,555	(7,331)
NY Harbor Ultra-Low Sulfur Diesel (a)	4	04/30/2026	691,118	75,989
Palladium (a)	2	06/26/2026	297,500	(76,909)
Platinum (a)	8	07/29/2026	788,080	33,523
Reformulated Blendstock Gasoline (a)	6	04/30/2026	807,383	99,147
Singapore Exchange Technically Specified Rubber 20 (a)	63	05/29/2026	617,400	23,656
Singapore Exchange TSI Iron Ore (a)	64	05/29/2026	675,072	512
Silver (a)	4	05/27/2026	1,498,380	(333,538)
Soybeans (a)	18	05/14/2026	1,053,900	17,332
U.S. Treasury 10 Year Notes	5	06/18/2026	555,234	(8,379)
U.K. Natural Gas (a)	5	04/29/2026	261,835	(10,098)
				$169,577
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	(54)	12/14/2027	$9,392,103	$(24,416)
3 Month Euribor	(44)	09/18/2028	12,328,264	7,779
3 Month Swiss Average Overnight Rate	(51)	12/14/2027	15,827,422	(9,343)
30 Day Federal Funds Rate	(49)	11/30/2026	19,681,199	60,004
Australian Government 3 Year Bonds	(85)	06/15/2026	6,034,414	13,046
Australian Government 10 Year Bonds	(30)	06/15/2026	2,214,013	2,829
Australian 90 Day Bank Bills	(105)	09/09/2027	71,088,757	82,140
Canadian Dollar/U.S. Dollar Cross Currency Rate	(31)	06/16/2026	2,232,000	37,432
Corn No. 2 Yellow (a)	(21)	05/14/2026	480,638	(17,008)
Cotton No.2 (a)	(18)	05/06/2026	630,000	(49,597)
Euro/U.S. Dollar Cross Currency Rate	(2)	06/15/2026	289,638	(447)
Euro-Schatz	(38)	06/08/2026	4,630,142	38,900
Euro-Bobl	(22)	06/08/2026	2,925,982	46,569
Euro-Bund	(16)	06/08/2026	2,311,603	49,688
Euro-Buxl	(6)	06/08/2026	762,254	10,350
Hard Red Winter Wheat (a)	(9)	05/14/2026	285,975	(36,946)
ICE 3 Month Sterling Overnight Index Average Rate	(11)	12/19/2028	3,478,660	453
Euro-BTP Italian Government Bonds	(8)	06/08/2026	1,071,829	(2,562)
Japanese 10 Year Government Bonds	(5)	06/15/2026	4,095,481	51,836
Japanese Yen/U.S. Dollar Cross Currency Rate	(17)	06/15/2026	1,345,975	(3,610)
London Metal Exchange - Lead (a)	(13)	06/17/2026	616,486	23,940
Long Gilt	(6)	06/26/2026	694,614	(1,208)
Euro-BTP Italian Government Short Bonds	(76)	06/08/2026	9,269,040	52,519
Soybean Meal (a)	(14)	05/14/2026	442,960	(8,852)
Sugar No. 11 (a)	(37)	04/30/2026	643,149	(80,492)
U.S. Treasury 2 Year Notes	(39)	06/30/2026	8,090,367	51,091
U.S. Treasury 3 Year Notes	(18)	06/30/2026	3,805,031	(3,645)
U.S. Treasury 5 Year Notes	(25)	06/30/2026	2,704,492	(4,584)
U.S. Treasury Long Bonds	(10)	06/18/2026	1,138,750	30,180
Wheat (a)	(11)	05/14/2026	338,938	(32,469)
White Sugar (a)	(16)	07/16/2026	361,600	1,063
				$284,640
Net Unrealized Appreciation (Depreciation)		$ –	$–	$454,217

(a)	All or a portion of the investment is a holding of the Cambria Chesapeake Cayman Subsidiary.

Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	04/15/2026	COP	5,723,947,000	USD	1,548,246	$10,259
StoneX Financial, Inc.	06/17/2026	HUF	410,220,000	USD	1,217,396	178
StoneX Financial, Inc.	04/15/2026	TWD	25,000,000	USD	781,689	1,186
StoneX Financial, Inc.	06/17/2026	USD	226,185	CZK	4,813,000	256
StoneX Financial, Inc.	04/15/2026	USD	3,366,304	IDR	57,105,000,000	7,116
StoneX Financial, Inc.	06/17/2026	USD	2,588,563	INR	242,000,000	57,547
StoneX Financial, Inc.	06/17/2026	USD	1,388,294	KRW	2,050,660,000	46,230
StoneX Financial, Inc.	06/17/2026	USD	1,036,994	NZD	1,753,000	34,256
StoneX Financial, Inc.	04/15/2026	USD	2,100,849	PHP	125,078,000	43,469
StoneX Financial, Inc.	06/17/2026	BRL	6,626,000	USD	1,258,980	(12,088)
StoneX Financial, Inc.	06/17/2026	CLP	1,682,892,000	USD	1,877,923	(74,064)
StoneX Financial, Inc.	06/17/2026	CNH	43,744,000	USD	6,405,008	(36,802)
StoneX Financial, Inc.	06/17/2026	CZK	22,663,000	USD	1,076,349	(12,517)
StoneX Financial, Inc.	06/17/2026	ILS	5,153,000	USD	1,658,730	(22,875)
StoneX Financial, Inc.	06/17/2026	KRW	2,993,000	USD	2,015	(56)
StoneX Financial, Inc.	06/17/2026	MXN	33,127,000	USD	1,860,685	(37,121)
StoneX Financial, Inc.	06/17/2026	NOK	15,716,000	USD	1,631,058	(18,748)
StoneX Financial, Inc.	04/15/2026	PHP	4,550,000	USD	76,105	(1,263)
StoneX Financial, Inc.	06/17/2026	PLN	5,754,000	USD	1,565,393	(22,412)
StoneX Financial, Inc.	06/17/2026	SEK	8,896,000	USD	969,419	(31,866)
StoneX Financial, Inc.	06/17/2026	THB	41,156,000	USD	1,300,180	(44,217)
StoneX Financial, Inc.	06/17/2026	USD	1,610,668	THB	52,924,000	(4,420)
StoneX Financial, Inc.	04/15/2026	USD	1,096,151	TWD	35,086,000	(2,566)
StoneX Financial, Inc.	06/17/2026	ZAR	23,587,000	USD	1,421,785	(52,051)
Net Unrealized Appreciation (Depreciation)						$(172,569)

BRL - Brazilian Real
CLP - Chilean Peso
CNH - Chinese Offshore Yuan
COP - Colombian Peso
CZK - Czech Republic Koruna
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli New Shekel
INR - Indian Rupee
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Cambria Chesapeake Pure Trend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$12,611,307	$–	$–	$12,611,307
Real Estate Investment Trusts	238,645	–	–	238,645
Exchange Traded Funds	53,173	–	–	53,173
Money Market Funds	11,015,575	–	–	11,015,575
Total Investments	$23,918,700	$–	$–	$23,918,700

Other Financial Instruments:
Futures Contracts *	$1,375,754	$–	$–	$1,375,754
Forward Currency Contracts *	–	200,497	–	200,497
Total Other Financial Instruments	$1,375,754	$200,497	$–	$1,576,251

Liabilities:
Investments:
Common Stocks	$(2,835,026)	$–	$–	$(2,835,026)
Real Estate Investment Trusts	(141,642)	–	–	(141,642)
Total Investments	$(2,976,668)	$–	$–	$(2,976,668)
Other Financial Instruments:
Futures Contracts *	$(921,537)	$–	$–	$(921,537)
Forward Currency Contracts *	–	(373,066)	–	(373,066)
Total Other Financial Instruments	$(921,537)	$(373,066)	$–	$(1,294,603)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Consolidated Schedule of Investments and the Consolidated Schedule of Securities Sold Short for further disaggregation of investment categories.